Shareholder Fees {- Fidelity® Small Cap Enhanced Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Small Cap Enhanced Index Fund PRO-06 | Fidelity® Small Cap Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none